Related party transactions - Transactions with Related Parties (Details) - Weichai Ballard JV - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in joint venture	49.00%	49.00%
Associates
Disclosure of transactions between related parties [line items]
Trade and other receivables	$ 13,697	$ 13,320
Investments	13,901	24,026
Deferred revenue	1,904	2,095
Revenues	8,099	8,115
Cost of goods sold and operating expense	$ 1,996	$ 3,225